Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest costs [abstract]
Interest on borrowings		¥ 2,448	¥ 1,914	¥ 1,840
Interest relating to lease liabilities		4,434	5,180	5,302
Total interest expense on financial liabilities not at fair value through profit or loss		6,882	7,094	7,142
Less: interest expense capitalized	[1]	(701)	(363)	(1,279)
Interest expense net of capitalized		6,181	6,731	5,863
Interest rate swaps: cash flow hedge, reclassified from equity		21	(15)	(18)
Interest expense		¥ 6,202	¥ 6,716	¥ 5,845

[1]	The weighted average interest rate used for interest capitalization was 2.61% per annum in 2021 (2020: 2.51%; 2019: 3.51%).